Provision For Tax, Civil And Labor Risks - Schedule of detailed information about changes In other provisions Civil Risk (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions - Beggining balance	R$ 261,807
Provisions - Balance End	220,066	R$ 261,807
Deposits - Beginning balance	(333,577)	(319,433)
Deposits - Additions	2,542	19,691
Deposits - Ending balance	(337,255)	(333,577)
Civil provision [member]
Disclosure of other provisions [line items]
Provisions - Beggining balance	32,300	27,153
Provisions - Additions	14,072	51,954
Provisions - Reversals	(4,766)	(39,071)
Provisions - Payments	(11,418)	(9,709)
Provisions - Inflation adjustment	309	397
Provisions - Translation effects (other comprehensive income)	156	1,576
Provisions - Balance End	30,653	32,300
Deposits - Beginning balance	(649)	(988)
Deposits - Additions	(357)	(276)
Deposits - Reversals	579	640
Deposits - Inflation adjustment	1	(25)
Deposits - Ending balance	R$ (426)	R$ (649)